Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of exceptional items [line items]
Exceptional items net	$ (32)	$ 2,530	$ 2,970
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net	$ 210	$ 210	$ 650